Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 29, 2023	Jul. 30, 2022
Income Statement [Abstract]
Net sales	$ 155,669	$ 160,343	$ 305,089	$ 317,412
Costs of goods sold	44,260	47,869	86,140	95,475
Gross profit	111,409	112,474	218,949	221,937
Selling, general and administrative expenses	83,365	84,281	165,511	169,859
Operating income	28,044	28,193	53,438	52,078
Loss on debt refinancing			12,702
Interest expense, net	6,157	3,547	11,214	7,205
Interest expense, net - related party		929	1,074	1,731
Income (loss) before provision for income taxes	21,887	23,717	28,448	43,142
Income tax provision	6,665	5,912	8,630	10,922
Net income (loss) and total comprehensive income (loss)	$ 15,222	$ 17,805	$ 19,818	$ 32,220
Net income (loss) per common share attributable to common shareholders
Basic	$ 1.08	$ 1.28	$ 1.40	$ 2.32
Diluted	$ 1.06	$ 1.25	$ 1.38	$ 2.27
Weighted average number of common shares outstanding
Basic	14,158,837	13,930,366	14,111,124	13,902,457
Diluted	14,367,751	14,252,429	14,345,179	14,211,768